Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 88 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)

650 8th Street
Des Moines, Iowa 50309
(Address of principal executive offices)
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Telephone Number (515) 235-9154
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Copy to:
JENNIFER A. MILLS		JOSHUA B. DERINGER
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
XX immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on May 1, 2013, pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date), pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:

This filing relates to the Series in the Registrant's prospectus dated October 31, 2013 for Class 2 shares of Diversified Balanced Managed Volatility, Class 2 shares of Diversified Growth Managed Volatility, and Class 1 shares of LargeCap S&P 500 Managed Volatility Index Accounts (as filed on October 31, 2013, SEC Accession No. 0000012601-13-000180), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 19th day of November, 2013.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	November 19, 2013

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen
	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	November 19, 2013

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	November 19, 2013

(E. Ballantine)* __________________________ E. Ballantine	Director	November 19, 2013

(L. T. Barnes)* __________________________ L. T. Barnes	Director	November 19, 2013

(K. Blake)* __________________________ K. Blake	Director	November 19, 2013

(C. Damos)* __________________________ C. Damos	Director	November 19, 2013

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	November 19, 2013

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	November 19, 2013

(T. Huang)* __________________________ T. Huang	Director	November 19, 2013

(W. C. Kimball)* __________________________ W. C. Kimball	Director	November 19, 2013

Signature	Title	Date
(D. Pavelich)* __________________________ D. Pavelich	Director	November 19, 2013

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director

* Pursuant to Power of Attorney
Previously Filed as Ex-99j)(3) on 04/27/12
(Accession No. 0001144204-12-024317)

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document